Fair value of financial assets and liabilities - Reconciliation of Level 3 fair value measurements (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Fair value of financial assets and liabilities [Line Items]
Financial liabilities		€ 10,564		€ 9,314
Reclassifications		(2)		122
Financial assets at fair value through profit or loss		322		283
Level 3 of fair value hierarchy [member]
Fair value of financial assets and liabilities [Line Items]
Financial liabilities		113		208		€ 318
Assumed in a Business Combination		96
Utilizations		(105)		48
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities		(85)		(87)
Financial income and expenses		(8)	[1]	1
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities		8	[2]	9	[3]
Financial assets at fair value through profit or loss		285		245		€ 411
Financial liabilities recognised as of acquisition date				16
Level 3 of fair value hierarchy [member] | Financial assets, class [member]
Fair value of financial assets and liabilities [Line Items]
Financial assets		549		523
Purchases, fair value measurement, assets		131		113
Sales, fair value measurement, assets		76		122
Financial income and expenses		7	[1]	98
Receivables Held To Collect And Sell		(41)		(25)
Reclassifications		€ 5		36
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	[3]			€ 12

[1]	Refer to Financial income and expenses for details.
[2]	Includes translation differences
[3]	Includes translation differences